CONTINGENCIES AND COMMITMENTS - Disclosure of detailed information about commitments (Details) $ in Thousands	Aug. 31, 2025 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 623
Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	153
1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	375
4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	95
More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease Obligations [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	337
Lease Obligations [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	105
Lease Obligations [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	232
Lease Obligations [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease Obligations [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Environmental Bonds [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	286
Environmental Bonds [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	48
Environmental Bonds [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	143
Environmental Bonds [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	95
Environmental Bonds [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	$ 0